Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Statement of cash flows [abstract]
Restricted cash	$ 462	$ 446	$ 493